Preferred and Common Stock	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Preferred and Common Stock

NOTE 10: PREFERRED AND COMMON STOCK

As of June 30, 2023, and December 31, 2022, Navios Holdings had 22,826,450 shares issued and outstanding.

Series I Preferred Stock

In accordance with the terms of the Convertible Debenture, Navios Holdings issued 1,000 shares of Series I Preferred Stock on January 3, 2022, which have no voting and no economic rights. The Series I Preferred Stock represent 30,545,514 and 30,850,133 shares of common stock issuable as of June 30, 2023 and July 3, 2023, respectively, upon conversion of a Convertible Debenture and are deemed outstanding for voting purposes. Under the terms of the Convertible Debenture, the number of shares of Common Stock issuable upon conversion thereof will increase to the extent that amounts outstanding under the Convertible Debenture increase. NSM, the holder of the Series I Preferred Stock, may convert any or all of the outstanding preferred stock into common stock at its option at any time until the maturity of the Convertible Debenture at the conversion rate of $3.93 per common stock. In addition, there are also provisions for mandatory conversion upon the occurrence of certain events. NSM is an affiliate of our Chairwoman and Chief Executive Officer, Angeliki Frangou.

Series G and Series H American Depositary Shares Exchange Offer

On December 21, 2018, Navios Holdings announced that it commenced an offer to exchange cash and/or newly issued 2024 Notes for approximately 66 2/3% of each of the outstanding Series G American Depositary Shares (“Series G ADSs”) and Series H American Depositary Shares (“Series H ADSs”).

As of March 21, 2019, a total of 10,930 Series H ADSs were validly tendered representing a net aggregate nominal value of approximately $26,297. Navios Holdings paid $997 for tender offer expenses, approximately $4,188 as cash consideration and a total of approximately $4,747 in aggregate principal amount of 2024 Notes. The difference between the carrying amount of the preferred shares redeemed and the fair value of the consideration transferred amounting to $16,365 was recorded in accumulated deficit. Following the completion of the offer, the Company cancelled the undeclared preferred dividend of Series H ADSs of $7,678.

As of April 18, 2019, a total of 8,841 Series G ADSs were validly tendered representing a net aggregate nominal value of approximately $21,271. Navios Holdings paid $620 for tender offer expenses, approximately $4,423 cash consideration and issued a total of approximately $3,879 principal amount of 2024 Notes. The difference between the carrying amount of the preferred shares redeemed and the fair value of the consideration transferred amounting to $12,568 was recorded in accumulated deficit. Following the completion of the offer, the company cancelled the undeclared preferred dividend of series G ADSs of $6,798.

In February 2016, Navios Holdings announced the suspension of payment of quarterly dividends on its preferred stock, including the Series G ADSs and Series H ADSs. On July 15, 2017, the Company reached six quarterly dividend payments in arrears relating to its Series G ADSs and Series H ADSs and as a result the respective dividend rate increased by 0.25%.

Total undeclared preferred dividends as of June 30, 2023 were $28,063 (net of cancelled dividends).

On September 14, 2022, Navios Holdings commenced a tender offer to purchase up to $20,000 of the outstanding Series G ADSs and Series H ADSs. As of the completion of Navios Holdings’ tender offer on October 21, 2022, a total of 20,185 Series G ADSs were validly tendered in exchange for aggregate cash consideration of $318, and a total of 584,158 Series H ADSs were validly tendered in exchange for aggregate cash consideration of $8,926, resulting in a gain of $4,547, and undeclared preferred dividends of $8,949. After giving effect to the consummation of the tender offer, Navios Holdings has 514,720 outstanding Series G ADSs and 1,183,944 outstanding Series H ADSs, which represent 1/100th of a share of 8.75% Series G Cumulative Redeemable Perpetual Preferred Stock and 1/100th of a Share of 8.625% Series H Cumulative Redeemable Perpetual Preferred Stock, respectively.

There were 16,988 shares of preferred stock outstanding (5,148 Series G ADSs and 11,840 Series H ADSs) for both periods ended June 30, 2023 and December 31, 2022.

Vested, Surrendered and Forfeited

During the three- and six-month periods ended June 30, 2023, nilrestricted shares of common stock were forfeited and nilrestricted stock units issued to the Company’s officers and directors vested.

During the three- and six-month periods ended June 30, 2022, 0 and 29 restricted shares of common stock were forfeited, and 0 and 37,879 restricted stock units issued to the Company’s officers and directors vested, respectively.

Issuance of Cumulative Perpetual Preferred Stock

The Company’s 2,000,000 American Depositary Shares, Series G ADSs and the 4,800,000 American Depositary Shares, Series H ADSs are recorded at fair market value on issuance. Each of the shares represents 1/100th of a share of the Series G ADSs and Series H ADSs, with a liquidation preference of $2,500 per share ($25.00 per American Depositary Share). Dividends are payable quarterly in arrears on the Series G ADSs at a rate of 8.75% per annum and on the Series H ADSs at a rate of 8.625% per annum of the stated liquidation preference, which increased by 0.25% as of July 15, 2017 for each of Series G ADSs and Series H ADSs. The Company has accounted for these shares as equity.